ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued Expenses And Other Liabilities

	As of September 30,
	2011	2012
	US$	US$
Accrued expenses	2,172	2,597
Salary and welfare payable	1,414	1,823
Tuition fee payables to government agencies	965	2,765
Remuneration payable to lecturers	1,523	1,883
Uncertain income tax liabilities (Note 18)	170	173
Other payable	270	395

	6,514	9,636